INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 46,159,703	$ 120,600
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 3,908,879
Operating Loss Carryforwards, Limitations on Use		The 2017 estimated loss carry forward of $